UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2005	(3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

First Quadrant Tax-Managed Equity Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 98.5%

Consumer Discretionary - 7.8%
Aeropostale, Inc.*	1,000	[2]	$29,850
Autonation Inc.*	22,400	[2]	483,616
Centex Corp.	5,400		399,492
Federated Department Stores, Inc.	11,600	[2]	880,092
News Corp., Inc., Class A	60,508		991,121
Pantry, Inc., The*	11,000		468,820
Shaw Communications, Inc.	21,200		439,900
Walt Disney Co., The	7,000		179,480
Wesco International, Inc.*	3,000		102,180

Total Consumer Discretionary			3,974,551

Consumer Staples - 3.4%
Gold Kist, Inc.*	9,400	[2]	191,760
Ralcorp Holdings, Inc.	6,500	[2]	279,500
Safeway, Inc.	40,400	[2]	981,720
Smithfield Foods Inc*	10,600	[2]	276,872

Total Consumer Staples			1,729,852

Energy - 12.5%
Apache Corp.	9,000	[2]	615,600
ConocoPhillips Co.	34,800	[2]	2,178,132
Devon Energy Corp.	22,100		1,239,589
Giant Industries, Inc.*	1,600		62,752
Overseas Shipholding Group, Inc.	20,200		1,253,410
Tesoro Corp.	11,700		564,174
Valero Energy Corp.	5,600	[2]	463,568

Total Energy			6,377,225

Financials - 28.2%
BankAtlantic Bancorp, Inc., Class A	6,400		114,816
Bear Stearns Co., Inc., The	15,200		1,552,072
Capital One Financial Corp.	10,400	[2]	858,000
CIT Group, Inc.	4,000		176,560
Citigroup, Inc.	3,800		165,300
Conseco, Inc.*	6,800		148,308
E*Trade Group, Inc.*	5,400		83,754
Fannie Mae Co.	2,000		111,720
First BanCorp.	20,400	[2]	500,208
Freddie Mac Corp.	20,800		1,316,224
Fremont General Corp.	17,200	[2]	420,368
Genworth Financial, Inc., Class A	5,000	[2]	156,800
Goldman Sachs Group, Inc.	3,800		408,424
Irwin Financial Corp.	600		13,230
Merrill Lynch & Co., Inc.	27,600		1,622,328

First Quadrant Tax-Managed Equity Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
MGIC Investment Corp.	8,800	[2]	$603,504
Morgan Stanley Co.	4,200		222,810
National City Corp.	14,074	[2]	519,471
Nelnet, Inc.*	1,000		37,950
PMI Group, Inc.	26,400	[2]	1,081,080
Radian Group, Inc.	7,800		402,324
Sovereign Bancorp, Inc.	76,600	[2]	1,837,634
W Holding Co., Inc.	10,000	[2]	106,900
W.R. Berkley Corp.	42,400	[2]	1,587,032
Wachovia Corp.	5,600		282,128
Westcorp, Inc.	1,800	[2]	104,310

Total Financials			14,433,255

Health Care - 16.4%
AmerisourceBergen Corp.	10,800	[2]	775,332
Amgen, Inc.*	8,000		638,000
Applera Corp. - Applied Biosystems Group	26,400	[2]	549,648
CIGNA Corp.	4,800		512,400
Coventry Health Care, Inc.*	16,800	[2]	1,188,264
Forest Laboratories, Inc.*	4,000		159,680
Hospira, Inc.*	8,400		321,300
Merck & Co., Inc.	7,200		223,632
Pfizer, Inc.	34,200		906,300
Respironics, Inc.*	14,000		530,600
UnitedHealth Group, Inc.	39,410		2,061,143
Watson Pharmaceuticals, Inc.*	16,000		534,400

Total Health Care			8,400,699

Industrials - 5.9%
Chicago Bridge & Iron Co. N.V.	5,600		156,520
Cummins, Inc.	4,600	[2]	393,024
Indigo N.V.*	1,100		0
Landstar System, Inc.*	13,200	[2]	439,824
Northrop Grumman Corp.	27,200		1,508,240
Republic Airways Holdings Inc.*	3,800		51,680
United Technologies Corp.	9,200		466,440

Total Industrials			3,015,728

Information Technology - 14.6%
Applied Materials, Inc.*	16,200	[2]	299,052
Arrow Electronics, Inc.*	17,800		534,356
Cisco Systems, Inc.*	22,200		425,130
Computer Sciences Corp.*	4,400		201,432
Hewlett-Packard Co.	2,200		54,164
Ingram Micro, Inc., Class A*	9,600		178,944
Intel Corp.	36,600		993,324

First Quadrant Tax-Managed Equity Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
International Business Machines Corp.	8,000		$667,680
MICROS Systems, Inc.*	4,200		180,390
MKS Instruments, Inc.*	1,600		30,576
Motorola, Inc.	37,400		792,132
NCR Corp.*	35,600		1,235,676
Oracle Corp.*	22,200		301,476
VeriSign, Inc.*	10,000		263,100
Xerox Corp.*	90,600	[2]	1,196,826
Yahoo!, Inc.*	2,800		93,352

Total Information Technology			7,447,610

Materials - 4.0%
Neenah Paper, Inc.	10,000	[2]	329,500
Phelps Dodge Corp.	16,000	[2]	1,703,200

Total Materials			2,032,700

Telecommunication Services - 3.4%
Centurytel, Inc.	43,400	[2]	1,491,658
Price Communications Corp.*	10,200		179,826
Verizon Communications, Inc.	2,400		82,152

Total Telecommunication Services			1,753,636

Utilities - 2.3%
Energen Corp.	33,600		1,179,360
Total Common Stocks (cost $41,672,316)			50,344,616
	Principal Amount
U.S. Government Obligations - 0.8%[4]
United States Treasury Bonds – 0.7%
U.S. Treasury Bonds, 14.000%, 11/15/11	$1,495		1,725
U.S. Treasury Bonds, 9.875%, 11/15/15	169,997		250,919
U.S. Treasury Bonds, 6.000%, 02/15/26	95,353		116,152

Total United States Treasury Bonds			368,796

United States Treasury Notes – 0.1%
U.S. Treasury Notes, 4.750%, 11/15/08	32,393		33,355
Total U.S. Government Obligations (cost $402,151)			402,151
	Shares
Other Investment Companies – 31.7%[1]
Bank of New York Institutional Cash Reserves Fund, 3.35%[3]	14,899,289		14,899,289
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.20%	1,307,092		1,307,092
Total Other Investment Companies (cost $16,206,381)			16,206,381
Total Investments – 131.0% (cost $58,280,848)			66,953,148
Other Assets, less Liabilities – (31.0)%			(15,866,734)
Net Assets - 100.0%			$51,086,414

First Quadrant Tax-Managed Equity Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Note:	Based on the cost of investments of $58,201,030 for Federal income tax purposes at July 31, 2005, the aggregate gross unrealized appreciation and depreciation were $8,877,796 and $205,495, respectively, resulting in net unrealized appreciation of investments of $8,672,301.
*	Non-income-producing securities.
[1]	Yield shown for an investment company represents the July 31, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares, amounting to a market value of $14,766,044, or 28.9% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Non-cash collateral received for securities loaned.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: September 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: September 15, 2005

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: September 15, 2005